BLACKROCK BOND FUND, INC.
BLACKROCK HIGH INCOME FUND
(the “Fund”)

SUPPLEMENT DATED OCTOBER 13, 2009
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 29, 2009

Effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

The first sentence of the paragraph under the section entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Manager” on page I-13 is deleted in its entirety and replaced with the following:

The High Income Fund is managed by a team of investment professionals comprised of James Keenan, Mitchell Garfin and Derek Schoenhofen.

The section entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Manager — Other Funds and Accounts Managed” on page I-13, as it relates to the Fund, is deleted in its entirety and replaced with the following:

The following table sets forth information about funds and accounts other than the Funds for which the Funds’ portfolio managers are primarily responsible for the day-to-day portfolio management as of August 31, 2009.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

James Keenan	22	19	47	0	9	6
	$1.95 Billion	$5.92 Billion	$4.8 Billion	$0	$3.6 Billion	$593 Million

Mitchell Garfin	11	11	48	0	2	6
	$4.09 Billion	$4.56 Billion	$5.67 Billion	$0	$2.63 Billion	$593 Million

Derek Schoenhofen	12	10	55	0	1	6
	$4.18 Billion	$2.10 Billion	$7.35 Billion	$0	$175 Million	$593 Million

The last paragraph of the subsection entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Manager — Other Compensation Benefits” on page I-16 is amended to delete the reference to Kevin Booth and replace it with the following:

Portfolio Manager	Portfolio(s) Managed	Dollar Range
Mitchell Garfin*	High Income	None
Derek Schoenhofen*	High Income	None

*	Information provided as of August 31, 2009.

Code # SAI-10046-1009-SUP